Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Common stock, dividends per share declared (in dollars per share)	$ 2.74	$ 2.60	$ 2.49
Preferred stock dividends per share declared (in dollars per share)	$ 1.475	$ 1.475	$ 1.84375